Long-term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt
Note 6 — Long-Term Debt
There is no short-term and long-term debt outstanding as of March 31, 2022 and December 31, 2021. In connection with the Business Combination, all outstanding debt with the exception of the Paycheck Protection Program note was paid on June 30, 2021. Refer to Note – 3 Acquisitions. In August 2021, the Company’s application for forgiveness of Paycheck Protection Program was approved in the full amount of the outstanding principal balance and accrued interest.
Term Loan and Equipment Advances
On December 25, 2018, the Company entered into a loan agreement (the “2018 Loan Agreement”) with Silicon Valley Bank (“SVB”). Pursuant to the 2018 Loan Agreement, the Company could borrow up to a total of $3.0 million term loans (“2018 Term Loans”) and $7.0 million equipment loans (“2018 Equipment Advances”) with access period ended on April 30, 2020 for 2018 Term Loans and June 30, 2019 for 2018 Equipment Advances. Amounts borrowed under the 2018 Loan Agreement were repaid prior to or on June 30, 2021.
In connection with the execution of the 2018 Loan Agreement, the Company entered into a 2018 warrant agreement which granted certain warrants to SVB (the “Warrants”). The Warrants were issued in one initial tranche on December 25, 2018 and three subsequent tranches in 2019 each time the Company made an additional debt draw under the 2018 Loan Agreement. Pursuant to the warrant agreement, SVB had the option to purchase an aggregate of 480,520 shares of Class A common stock. The warrants had a weighted average exercise price of $0.24 per share and were exercisable for a period of 10 years. The Company accounted for all the Warrants issued as equity instruments since the Warrants were indexed to the Company’s common shares and met the criteria for classification in stockholders’ equity. In July 2021, SVB exercised all the outstanding Warrants and the Company issued 472,113 shares of Company’s Class A Common Stock, net of exercise price.
Paycheck Protection Program Note (“PPP Note”)
On April 20, 2020, the Company received loan proceeds of approximately $4.9 million under the Paycheck Protection Program (“PPP”), offered by the U.S. Small Business Administration (the “SBA”) pursuant to Title 1 of the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). The PPP Note proceeds were available to be used to pay for payroll costs, including salaries, commissions, and similar compensation, group health care benefits, and paid leaves, rent and utilities, and mortgage interest payments. The PPP Note was subject to forgiveness to the extent proceeds were used for payroll costs, including payments required to continue group health care benefits, and certain rent, utility, and mortgage interest expenses (collectively, “Qualifying Expenses”), pursuant to the terms and limitations of the PPP Note.
The Company used the PPP Note amount intended for Qualifying Expenses. In the first quarter of the year ended December 31, 2021, the Company submitted a forgiveness application to its lender seeking full forgiveness of the
PPP Note. On August 24, 2021, the Company received notice from the lender that the Small Business Administration has approved the application for forgiveness of the PPP Note in the full amount.
Convertible Notes
Issuance of Convertible Notes
From June 2019 through July 2019, the Company issued $14.8 million of convertible promissory notes (the “June 2019 Convertible Notes”) to certain investors. The June 2019 Convertible Notes matured on June 10, 2021 and accrued interest at 2.37% or 2.13%, compounded annually on basis of
360-days
year of twelve
30-day
months. Principal and any accrued but unpaid interest were due and payable at maturity.
From October 2019 through December 2020, the Company issued $45.0 million of convertible promissory notes (the “October 2019 Convertible Notes” and collectively with the June 2019 Convertible Notes, the “Convertible Notes”) to certain investors. The October 2019 Convertible Notes matured on October 1, 2021 and accrued interest at 1.69%, 1.59% or 1.85%, compounded annually on basis of
360-days
year of twelve
30-day
months. Principal and any accrued but unpaid interest were due and payable at maturity.
Settlement of Convertible Notes
On January 28, 2021, the Company entered a stock purchase agreement with certain investors to close the issuance of Series C convertible preferred stock at a cash purchase price of $6.62 per share and settle all outstanding Convertible Notes through Series C convertible preferred stock at a conversion price of $1.33 or $1.71 per share (“Series C Financing”). The Company issued 38,323,292 shares of Series C Convertible Preferred Shares
(pre-combination)
for conversion of outstanding Convertible Notes of $61.0 million.
The June 2019 Convertible Notes were settled pursuant to the contractual conversion upon the Next Equity Financing feature with such financing yielding at least $20 million in a single transaction. The Company credited the net carrying amount of the June 2019 Convertible Notes of $14.5 million, including any unamortized debt discount, to Series C convertible preferred stock with no gain or loss recognized.
The October 2019 Convertible Notes were settled based on negotiated terms between the Company and the note holders as the Series C Financing did not meet the definition of Next Equity Financing for the October 2019 Convertible Notes. The Company assessed the economics of the settlement of the October 2019 Convertible Notes and concluded that it should be treated as a privately negotiated debt redemption/settlement transaction where debt extinguishment accounting should be applied. Therefore, the Company derecognized the net carrying amount, including any unamortized debt discount, of the October 2019 Convertible Notes of $42.6 million and recognized the Series C convertible preferred stock issued specifically to settle the October 2019 Convertible Notes at fair value as the reacquisition consideration. Accrued and unpaid interest of $0.6 million was settled and not paid in cash and therefore it was included in calculating the extinguishment loss. The difference between the net carrying amount of the October 2019 Convertible Notes, plus accrued and unpaid interest, and the reacquisition consideration was recorded as a loss on extinguishment in the condensed consolidated statement of operations for the three months ended March 31, 2021.
The Company issued in aggregate 26,727,308 shares of Series C convertible preferred stock
(pre-combination)
to settle the October 2019 Convertible Notes. The fair value of the Series C convertible preferred stock was determined to be $176.9 million using the cash purchase price of $6.62 per share on January 28, 2021. These October 2019 Convertible Notes had a carrying amount plus accrued and unpaid interest of $43.2 million upon settlement. The difference of $133.8 million was recognized as a loss on extinguishment on the Company’s condensed consolidated statement of operations for the three months ended March 31, 2021.

Note 7 — Long-Term Debt
The Company’s debt obligations consist of the following:

	As of
	December 31, 2021		December 31, 2020
in thousands	Principal	Unamortized Discount	Principal	Unamortized Discount
Term loan	$—	$—	$2,800	$—
Equipment advances	—	—	3,636	—
Paycheck Protection Program note	—	—	4,850	—
Convertible notes	—	—	59,835	12,200
Total debt	—		71,121
Less: debt discount	—		(12,200)
Less: current portion	—		(51,635)
Total long-term debt book value, net	$—		$7,286
There is no short-term and long-term debt outstanding as of December 31, 2021. Debt issuance costs were not material for any debt obligations individually, or in the aggregate, for the issuances of the above debt obligations. Therefore, debt issuance costs were expensed upon the issuance of respective debt obligations.
Current portion of long-term debt outstanding as of December 31, 2020 includes those principal balances and unamortized debt discount expected to be repaid within twelve months from December 31, 2020.
In connection with the Business Combination, all outstanding debt with the exception of the Paycheck Protection Program note were settled on June 30, 2021. Refer to Note – 3 Acquisitions. In August 2021, the Company’s application for forgiveness of Paycheck Protection Program was approved in the full amount.
Term Loan and Equipment Advances
On December 25, 2018, the Company entered into a loan agreement (the “2018 Loan Agreement”) with Silicon Valley Bank (“SVB”). Pursuant to the 2018 Loan Agreement, the Company can borrow up to a total of $3.0 million term loans (“2018 Term Loans”) and $7.0 million equipment loans (“2018 Equipment Advances”) with access period ended on April 30, 2020 for 2018 Term Loans and June 30, 2019 for 2018 Equipment Advances. For the 2018 Term Loans, monthly payments of interest only were required to be made commencing on the first day of the month following the month in which the funding occurs with respect to such term loan, and continuing thereafter on the first day of each successive calendar month, through April 30, 2020. Commencing May 1, 2020 and continuing thereafter on the first day of each successive calendar month through its maturity date, monthly payments of equal principal and accrued interest are required to be remitted. For each equipment advance, commencing on the first day of the month following the month in which the funding date occurs with respect to such equipment advance, and continuing thereafter on the first day of each successive calendar month through its equipment maturity dates, monthly payments of equal principal and accrued interest are required to be remitted. The 2018 Term Loans bear an interest rate equal to the greater of (i) 5.25% or (ii) 1.5% above the Prime Rate. The 2018 Equipment Advances bear an interest rate equal to the greater of (i) 5.25% or (ii) 1.0% above the Prime Rate. As of June 30, 2021 and December 31, 2020, the interest rate for the 2018 Term Loans and the 2018 Equipment Advances was 5.25%. The Prime Rate is defined as the rate of interest per annum from time to time published in the money rates section of The Wall Street Journal or any successor publication. Interest is payable monthly and compounded monthly based on a
360-day
year.
Borrowings under the 2018 Loan Agreement are secured by a security interest in all goods, equipment, inventory, contract rights or rights to payment of money, leases, license agreements, franchise agreements, general intangibles, accounts, documents, instruments, chattel paper, cash, deposit accounts, fixtures, letters of credit rights, securities, and all other investment property, supporting obligations, and financial assets, whether now owned or hereafter acquired, wherever located.
In connection with the execution of the 2018 Loan Agreement, the Company entered into a 2018 warrant agreement which granted certain warrants to SVB (the “Warrants”). The Warrants were issued in one initial tranche on December 25, 2018 and three subsequent tranches in 2019 each time the Company made an additional debt draw under the 2018 Loan Agreement. Pursuant to the warrant agreement, SVB has the option to purchase an aggregate of 480,520 shares of Class A common stock. The warrants have a weighted average exercise price of $0.24 per share and are exercisable for a period of 10 years. The Company accounted for all the Warrants issued as equity instruments since the Warrants are indexed to the Company’s common shares and meet the criteria for classification in stockholders’ equity. In July 2021, SVB exercised all the outstanding Warrants and the Company issued 472,113 shares of Company’s Class A Common Stock, net of exercise price.

The issuances under the 2018 Term Loan and 2018 Equipment Advances are as follows:

in thousands	Principal
Term Loan	$3,000
Equipment Advances – January 31, 2019 Issuance	2,410
Equipment Advances – April 29, 2019 Issuance	2,428
Equipment Advances – June 27, 2019 Issuance	2,162
Total	$10,000
Paycheck Protection Program Note (“PPP Note”)
On April 20, 2020, the Company received loan proceeds of approximately $4.9 million under the Paycheck Protection Program (“PPP”), offered by the U.S. Small Business Administration (the “SBA”) pursuant to Title 1 of the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). The PPP Note proceeds were available to be used to pay for payroll costs, including salaries, commissions, and similar compensation, group health care benefits, and paid leaves, rent and utilities, and mortgage interest payments. The PPP Note was subject to forgiveness to the extent proceeds were used for payroll costs, including payments required to continue group health care benefits, and certain rent, utility, and mortgage interest expenses (collectively, “Qualifying Expenses”), pursuant to the terms and limitations of the PPP Note.
The Company used the PPP Note amount intended for Qualifying Expenses. In the first quarter of the year ended December 31, 2021, the Company submitted a forgiveness application to its lender seeking full forgiveness of the PPP Note. On August 24, 2021, the Company received notice from the lender that the Small Business Administration has approved the application for forgiveness of the PPP Note in the full amount. For the year ended December 31, 2021, the Company recorded a gain of $4.9 million related to forgiveness of PPP Note in other income, net within the Consolidated Statement of Operations. No such gain was recorded for the years ended December 31, 2020 and 2019.
Convertible Notes
Issuance of Convertible Notes
From June 2019 through July 2019, the Company issued $14.8 million of convertible promissory notes (the “June 2019 Convertible Notes”) to certain investors. The June 2019 Convertible Notes mature on June 10, 2021 and accrue interest at 2.37% or 2.13%, compounded annually on basis of
360-days
year of twelve
30-day
months. Principal and any accrued but unpaid interest are due and payable at maturity.
From October 2019 through December 2020, the Company issued $45.0 million of convertible promissory notes (the “October 2019 Convertible Notes” and collectively with the June 2019 Convertible Notes, the “Convertible Notes”) to certain investors. The October 2019 Convertible Notes mature on October 1, 2021 and accrue interest at 1.69%, 1.59% or 1.85%, compounded annually on basis of
360-days
year of twelve
30-day
months. Principal and any accrued but unpaid interest are due and payable at maturity.
Pursuant to the terms of the Convertible Notes, the Convertible Notes will convert, including outstanding principal and any accrued but unpaid interest, with no fractional shares and proper notice based on the below:
Maturity
: Upon maturity, convert into the shares issued in the then most recent Preferred Stock financing at the lowest price per share of such shares in such financing at the option of the holders.
Next Equity Financing:
Upon the Company’s next equity financing yielding at least $20 million in a single transaction for the June 2019 Convertible Notes and $50 million in a single transaction for the October 2019 Convertible Notes (“Next Equity Financing”), the Convertible Notes shall automatically convert into those equity securities issued at a price lesser of 80% of the qualified financing price or a per share price reflecting a pre-money,
fully-diluted valuation of $350 million for the June 2019 Convertible Notes and $450 million for the October 2019 Convertible Notes.
Change of Control
: In the event of a change of control, immediately prior, the note shall convert into cash equal to 1.5 times the outstanding principal and any accrued but unpaid interest or at the option of the holder convert into common stock at a price per share equal to the lesser of 80% of the change of control price per common stock or a per share price reflecting a pre-money,
fully-diluted valuation of $500 million for the June 2019 Convertible Notes and $450 million for the October 2019 Convertible Notes.
Upon maturity, the holders of the Convertible Notes have the option to extend the maturity date for another 2 years.
The Company determined that the contingent share-settled redemption upon the Next Equity Financing or Change of Control at 80% of the next round price and the contingent redemption upon Change of Control at 1.5 times of the outstanding principal and accrued interest were embedded derivatives (“Redemption Obligation”) that required bifurcation as derivative liabilities as well as upon issuance a reduction in the carrying value of the underlying note. The Company measures the bifurcated compound derivative at fair value based on significant inputs not observable in the market, which causes them to be classified as Level 3 measurements within the fair value hierarchy. Redemption Obligation derivatives are determined to be material at each issuance date. The bifurcated derivative was bifurcated from each note at the amount of the fixed premium, and the expected premium based on likelihood of the Next Equity Financing at different dates which result in differing levels of premium.
The bifurcated embedded derivative had a zero fair value as of December 31, 2020 and through the settlement of the Convertible Notes in January 2021. The following tables present changes in fair value of the embedded compound derivative (associated with the Company’s Convertible Notes) for the year ended December 30, 2021 and 2020:

	Embedded Derivative in Convertible Notes
in thousands	2021	2020
Balance – December 31	$—	$4,698
Additions	—	3,447
Measurement adjustments	—	(8,145)
Balance – December 31	$—	$—
The measurement adjustments are recognized in other income, net within the Company’s Consolidated Statements of Operations. To determine the fair value of the embedded derivatives, the Company used an income approach considering potential future conversion and calibrated a discount rate to be consistent with the price paid at Issuance. The income approach considered assumptions including preferred stock values, volatilities, risk free rates, and discount rates/additional discount factors calibrated to be consistent with the price paid at Issuance. Additionally, other key assumptions included probability and timing of financing or the note remaining outstanding through maturity. The following table sets forth the range of inputs for the significant assumptions utilized to determine the fair value of embedded derivatives at each issuance:

At Issuance	June 2019 Convertible Notes	October 2019 Convertible Notes	Q4 2020 Convertible Notes
Preferred stock value	$1.30	$1.30	$1.98 – 2.32
Risk free rates	1.8% – 2.0%	0.9% – 1.8%	0.1%
Risk-adjusted discount rate	15.0%	15.0%	15.0%
Additional discount factor	0.1% – 0.9%	0.9% – 4.7%	4.7%
Preferred volatility	15.3%	15.3%	20%
Prior to the adoption of ASU
2020-06
on January 1, 2021 and upon issuance of the Convertible Notes, the Company assessed whether an immediate beneficial conversion feature (“BCF”) existed with regards to the non-contingent
conversion option upon maturity to convert the Convertible Notes into the shares issued in the most recent Preferred Stock financing (i.e., Series B Preferred Stock) at the issuance of the Convertible Notes. A beneficial conversion feature exists when convertible instruments are issued with an initial “effective conversion price” that is less than the fair value of the underlying stock. The Company determined that there was no BCF associated with such conversion feature upon issuance except for the Convertible Notes issued on October 29, 2020, November 12, 2020, November 16, 2020, November 19, 2020, December 1, 2020 and December 11, 2020 (“Q4 2020 Convertible Notes”). At the commitment dates, the Company determined the conversion feature related to the Q4 2020 Convertible Notes to be beneficial to the investors. The following table summarizes the calculation of the BCFs as of the issuance dates of these Q4 2020 Convertible Notes, which continued to be presented in additional paid in capital as of December 31, 2020:

				As of December 31, 2020
	Effective Conversion Price	Fair Value of Series B Preferred Stock	Number of Shares upon Conversion (pre-combination)	BCF in thousands
October 29, 2020	$1.33	$2.32	1,125,281	$1,113
November 12, 2020	1.33	2.32	4,456,114	4,407
November 16, 2020	1.33	2.32	871,378	862
November 19, 2020	1.33	2.32	2,504,466	2,476
December 1, 2020	1.33	2.32	120,030	119
December 11, 2020	1.33	2.32	750,188	742
Total				$9,719
Prior to the adoption of ASU
2020-06
on January 1, 2021, the Company recorded a total BCF of $9.7 million, representing the intrinsic value of the in-the-money
portion of the
non-contingent
conversion option upon maturity, in equity, with an offsetting reduction to the carrying amount of the Q4 2020 Convertible Notes as a debt discount upon issuance. The equity component of $9.7 million was not re-measured
as long as it continued to meet the conditions for equity classification. The debt discounts resulting from the accounting for a beneficial conversion option and the fair value of embedded derivative at issuance were amortized using the effective interest method over the term of the Q4 2020 Convertible Notes.
For all other Convertible Notes, the debt discount resulting from the bifurcation of the embedded derivatives at issuance was amortized into interest expense using the effective interest method over the term of the Convertible Notes. All Convertible Notes were classified as current liabilities as of December 31, 2020.
On January 1, 2021, the Company elected to adopt ASU
2020-06
based on a modified retrospective transition method. Under such transition, prior-period information has not been retrospectively adjusted. In accounting for the Q4 2020 Convertible Notes after the adoption of ASU
2020-06,
the BCFs and unamortized debt discount associated with the recognition of such BCFs were derecognized from the Consolidated Balance Sheets as of January 1, 2021, resulting in a $9.0 million increase in the carrying amount of the Q4 2020 Convertible Notes, a $9.7 million decrease in additional paid in capital, and a $0.7 million cumulative decrease to the opening balance of its accumulated deficit as of January 1, 2021, net of tax effects.
The issuances under the Convertible Notes are as follows:

	Maturity Date of June 10, 2021
in thousands	Principal	Interest Rate
June 10, 2019	$12,950	2.37%
June 12, 2019	500	2.37%
June 13, 2019	400	2.37%
July 19, 2019	235	2.13%
July 25, 2019	750	2.13%
Total	$14,835

	Maturity Date of October 01, 2021
in thousands	Principal	Interest Rate
October 1, 2019	$14,000	1.69%
February 6, 2020	6,000	1.59%
February 12, 2020	5,000	1.59%
February 28, 2020	6,900	1.59%
October 29, 2020	1,500	1.85%
November 12, 2020	5,940	1.85%
November 16, 2020	1,162	1.85%
November 19, 2020	3,338	1.85%
December 1. 2020	160	1.85%
December 11, 2020	1,000	1.85%
Total	$45,000
Settlement of Convertible Notes
On January 28, 2021, the Company entered a stock purchase agreement with certain investors to close the issuance of Series C convertible preferred stock at a cash purchase price of $6.62 per share and settle all outstanding Convertible Notes through Series C convertible preferred stock at a conversion price of $1.33 or $1.71 per share (“Series C Financing”). The Company issued 38,323,292 shares of Series C Convertible Preferred Shares
(pre-combination)
for conversion of outstanding Convertible Notes of $61.0 million.
The June 2019 Convertible Notes were settled pursuant to the contractual conversion upon the Next Equity Financing feature with such financing yielding at least $20 million in a single transaction. The Company credited the net carrying amount of the June 2019 Convertible Notes of $14.5 million, including any unamortized debt discount, to Series C convertible preferred stock with no gain or loss recognized.
The October 2019 Convertible Notes were settled based on negotiated terms between the Company and the note holders as the Series C Financing did not meet the definition of Next Equity Financing for the October 2019 Convertible Notes. The Company assessed the economics of the settlement of the October 2019 Convertible Notes and concluded that it should be treated as a privately negotiated debt redemption/settlement transaction where debt extinguishment accounting should be applied. Therefore, the Company derecognized the net carrying amount, including any unamortized debt discount, of the October 2019 Convertible Notes of $42.6 million and recognized the Series C convertible preferred stock issued specifically to settle the October 2019 Convertible Notes at fair value as the reacquisition consideration. Accrued and unpaid interest of $0.6 million was settled and not paid in cash and therefore it was included in calculating the extinguishment loss. The difference between the net carrying amount of the October 2019 Convertible Notes, plus accrued and unpaid interest, and the reacquisition consideration was recorded as a loss on extinguishment within other income, net in the Consolidated Statement of Operations.
The Company issued in aggregate 26,727,308 shares of Series C convertible preferred stock
(pre-combination)
to settle the October 2019 Convertible Notes. The fair value of the Series C convertible preferred stock was determined to be $176.9 million using the cash purchase price of $6.62 per share on January 28, 2021. These October 2019 Convertible Notes had a carrying amount plus accrued and unpaid interest of $43.2 million upon settlement. The difference of $133.8 million was recognized as a loss on extinguishment on the Company’s Consolidated Statement of Operations for the year ended December 31, 2021.
Bridge Loan
On May 20, 2021, the Company entered into a short-term promissory note (the “Bridge Loan”) with Pendrell as the lender, pursuant to which Pendrell agreed to make available to the Company up to $20.6 million in borrowings. Pendrell is the parent of
X-icity
Holdings Corporation, the sponsor of Holicity. The interest rate on the Bridge Loan borrowings is a fixed rate of 5.00% per annum. However, if repaid in full in connection with the closing of the Business Combination, then no interest shall be due and payable. The Company is required to pay an upfront fee in the amount of 1.00% of the principal amount and an end of term fee in the amount of 2.00% of the principal amount. The funds drawn on the Bridge Loan may be prepaid by the Company at any time. The Bridge Loan matures upon the earliest of (a) the closing of the Business Combination, (b) 60 days following the abandonment of the Business Combination and (c) the date when the commitment amount is otherwise paid in full or accelerated pursuant to the terms of the Bridge Loan. Under the terms of the Bridge Loan, the Company borrowed $10.0 million in June 2021, and subsequently paid off the outstanding principal and end of term fee totaling $10.4 million on June 30, 2021. Refer to Note – 3 Acquisitions.